BUSINESS COMBINATIONS (Tables)	12 Months Ended
Sep. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Estimated Fair Values of Assets acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed from the HooYu as of the acquisition date (amounts in thousands):

HooYu
Accounts receivable	$1,234
Property, plant, and equipment	504
Other current assets	630
Intangible assets	73,100
Goodwill	74,206
Current liabilities	(2,264)
Deferred revenue	(2,612)
Deferred income tax liabilities	(16,896)
Net assets acquired	$127,902

Schedule of Estimated Useful Lives of Assets Acquired	The following table summarizes the estimated fair values and estimated useful lives of intangible assets with definite lives acquired from the HooYu Acquisition as of the acquisition date (amounts in thousands, except for years):

	Amortization Period	Amount assigned
Completed technologies	7.0 years	$61,400
Customer relationships	5.0 years	5,000
Trade name	5.0 years	6,100
Covenants not to compete	3.0 years	$600
Total intangible assets acquired		$73,100

Schedule of Pro Forma Information
The following table summarizes the results of HooYu that are included in the Company’s consolidated results (amounts shown in thousands):

For the twelve months ended September 30,
2022
Revenue	$5,738
Net Income (loss)	$(1,587)